Equity-accounted Investments - Condensed Summary of Company's Investments in and Advances to Joint Ventures (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Nov. 30, 2011
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	100.00%
Investments in subsidiaries (note 1)	$ 1,335,123	$ 1,299,854
Minimum
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	14.00%
Maximum
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	52.00%
Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	50.00%
Sevan
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	43.50%	43.50%	40.00%
Other
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	50.00%
Investments in subsidiaries (note 1)	$ 1,169	$ 2,802
Teekay Parent
Schedule of Equity Method Investments [Line Items]
Investments in subsidiaries (note 1)	$ 1,117,291	3,122,738
Teekay Parent | Tanker Investments Ltd. | Conventional Tankers | Operating Segments
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	8.00%
Investments in subsidiaries (note 1)	$ 0	36,699
Teekay Parent | Sevan | Offshore Production | Operating Segments
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	44.00%
Investments in subsidiaries (note 1)	$ 15,589	22,180
Teekay Parent | TOO GP (2) (note 3) | Operating Segments
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	51.00%
Investments in subsidiaries (note 1)	$ 4,061	0
Teekay Offshore | Libra Joint Venture | Operating Segments
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	50.00%
Investments in subsidiaries (note 1)	$ 0	69,972
Teekay Offshore | Itajai | Operating Segments
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	50.00%
Investments in subsidiaries (note 1)	$ 0	71,827
Teekay Offshore | Teekay Parent | Operating Segments
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	14.00%
Investments in subsidiaries (note 1)	$ 208,871	0
Teekay LNG | Angola LNG Carriers | Liquefied Gas Carriers | Operating Segments
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	33.00%
Investments in subsidiaries (note 1)	$ 73,316	63,673
Teekay LNG | Pan Union Joint Venture | Liquefied Gas Carriers | Operating Segments
Schedule of Equity Method Investments [Line Items]
Investments in subsidiaries (note 1)	$ 38,298	33,594
Teekay LNG | Pan Union Joint Venture | Minimum | Liquefied Gas Carriers | Operating Segments
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	20.00%
Teekay LNG | Pan Union Joint Venture | Maximum | Liquefied Gas Carriers | Operating Segments
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	30.00%
Teekay LNG | Exmar LNG Joint Venture | Liquefied Gas Carriers | Operating Segments
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	50.00%
Investments in subsidiaries (note 1)	$ 79,915	79,577
Teekay LNG | Exmar LPG Joint Venture | Liquefied Gas Carriers | Operating Segments
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	50.00%
Investments in subsidiaries (note 1)	$ 157,926	165,064
Teekay LNG | RasGas3 Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	40.00%
Teekay LNG | RasGas3 Joint Venture | Liquefied Gas Carriers | Operating Segments
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	40.00%
Investments in subsidiaries (note 1)	$ 123,034	173,037
Teekay LNG | Teekay LNG - Marubeni Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	52.00%
Teekay LNG | Teekay LNG - Marubeni Joint Venture | Liquefied Gas Carriers | Operating Segments
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	52.00%
Investments in subsidiaries (note 1)	$ 335,897	294,764
Teekay LNG | Yamal LNG Joint Venture | Liquefied Gas Carriers | Operating Segments
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	50.00%
Investments in subsidiaries (note 1)	$ 194,715	152,927
Teekay LNG | Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Investments in subsidiaries (note 1)	$ 79,100	62,900
Teekay LNG | Bahrain LNG Joint Venture | Liquefied Gas Carriers | Operating Segments
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	30.00%
Investments in subsidiaries (note 1)	$ 77,786	64,003
Teekay Tankers | Tanker Investments Ltd. | Conventional Tankers | Operating Segments
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	11.00%
Investments in subsidiaries (note 1)	$ 0	47,710
Teekay Tankers | Wah Kwong Joint Venture | Conventional Tankers | Operating Segments
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	50.00%
Investments in subsidiaries (note 1)	$ 24,546	$ 22,025